Loss Per Share - Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unvested Restricted Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount		496,752
Share Options [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount	12,708,781	9,659,941
Apollomics Private Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount	619,400
Apollomics Public Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount	10,350,000
Penny Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount	57,500
Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount		9,465,755
Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount		5,259,171
Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earning Per Share Amount		21,313,962